Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 22,725	€ 23,769	€ 32,228
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	101,874	100,192
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(78,751)	(76,088)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(398)	(335)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,660	2,829	3,603
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,624	8,735
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,905)	(5,861)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(59)	(45)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,752	18,676	25,006
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	86,779	85,230
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(68,713)	(66,289)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(314)	(265)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	552	623	1,248
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,697	4,573
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,133)	(3,938)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12)	(12)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,761	1,641	€ 2,371
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,774	1,654
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (13)	€ (13)